UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21901

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund
January 31, 2013 (Unaudited)

		Value
Description	Shares	(Note 1)

COMMON STOCKS (100.1%)

Australia (2.8%)
Amcor, Ltd.	231,100	$2,024,324
Westfield Group	85,220	993,537
Westfield Retail Trust	170,299	570,057
		3,587,918

Brazil (3.9%)
All America Latina Logistica SA	300,000	1,306,149
Anhanguera Educacional Participacoes SA	78,314	1,523,925
BR Malls Participacoes SA	73,000	945,057
EDP - Energias do Brasil SA	198,500	1,215,113
Telefonica Brasil SA-ADR	4,467	112,479
		5,102,723

Canada (2.4%)
Canadian Pacific Railway, Ltd.	17,318	2,000,749
Cenovus Energy, Inc.	18,159	603,605
Enbridge, Inc.	12,500	546,750
		3,151,104

China (0.0%) (1)
Daqing Dairy Holdings, Ltd. *(2)(3)	12,524,900	16,150

France (2.3%)
Total SA	31,000	1,680,726
Vinci SA	25,500	1,299,263
		2,979,989

Germany (0.8%)
Fresenius SE & Co. KGaA	8,300	1,010,333

Hong Kong (1.7%)
Cheung Kong Holdings, Ltd.	57,948	949,686
Wharf Holdings, Ltd.	140,609	1,241,030
		2,190,716

Indonesia (0.5%)
PT Bank Rakyat Indonesia Persero Tbk	845,000	689,707

Ireland (2.7%)
Accenture PLC-Class A (4)	31,057	2,232,688
Covidien PLC	21,500	1,340,310
		3,572,998

Japan (3.2%)
East Japan Railway Co.	15,000	1,013,724
GLP J-REIT *	726	647,045
Japan Airlines Co., Ltd. *	29,600	1,223,555
Unicharm Corp.	24,200	1,283,504
		4,167,828

Malaysia (0.5%)
Malayan Banking BHD	216,000	617,342

Mexico (0.5%)
Grupo Financiero Santander Mexico SAB de CV-ADR *	40,000	622,000

Netherlands (0.5%)
Koninklijke Vopak NV	9,500	648,696

Norway (3.0%)
Seadrill, Ltd.	59,000	2,341,120
Subsea 7 SA	62,291	1,507,417
		3,848,537

Russia (1.1%)
Sberbank of Russia-ADR	97,000	1,428,810

Singapore (1.6%)
Avago Technologies, Ltd. (4)	58,000	2,074,660

South Korea (0.8%)
Hana Financial Group, Inc.	27,500	984,916

Sweden (1.2%)
Electrolux AB-Series B	58,500	1,545,806

Switzerland (7.8%)
Nestle SA	38,200	2,682,248
Novartis AG-ADR (4)	32,000	2,170,240
Roche Holding AG	7,500	1,659,799
Wolseley PLC	42,373	1,979,146
Zurich Insurance Group AG *	5,700	1,639,756
		10,131,189

Thailand (0.8%)
Bangkok Bank PCL	149,000	1,044,299

Turkey (1.1%)
TAV Havalimanlari Holding AS	238,000	1,481,791

United Kingdom (12.4%)
Aggreko PLC	27,000	683,867
British American Tobacco PLC	37,600	1,957,771
British Sky Broadcasting Group PLC	148,600	1,926,681
Croda International PLC	25,000	961,116
Diageo PLC	64,200	1,911,184
Petrofac, Ltd.	68,137	1,770,110
Rexam PLC	319,500	2,374,016
Rexam PLC-B Shares *	355,000	253,364
Standard Chartered PLC	60,000	1,596,309
Vodafone Group PLC-ADR	97,241	2,656,624
		16,091,042

United States (48.5%)
American Eagle Outfitters, Inc. (4)	77,500	1,566,275
American Homes 4 Rent *(2)(5)	122,000	1,796,450
American Tower Corp.	16,000	1,218,400
American Water Works Co., Inc.	36,000	1,378,080
Apple, Inc. (4)	6,000	2,731,860
Ashland, Inc. (4)	22,500	1,766,475
Bank of America Corp.	79,500	899,940
Carpenter Technology Corp.	12,603	659,515
Cisco Systems, Inc.	62,500	1,285,625
Citigroup, Inc.	30,500	1,285,880
CMS Energy Corp.	50,500	1,297,850
Coach, Inc.	34,704	1,769,904
Colgate-Palmolive Co.	18,318	1,966,804
Comcast Corp.-Class A	49,500	1,884,960
Cooper Tire & Rubber Co.	49,000	1,247,540
Corrections Corp. of America	41,500	1,572,435
Costco Wholesale Corp.	12,300	1,258,782
CVR Energy, Inc. *	26,482	1,555,817
Energizer Holdings, Inc.	15,200	1,322,552
Family Dollar Stores, Inc.	21,650	1,227,555
HCA Holdings, Inc.	29,000	1,091,850
HollyFrontier Corp.	40,000	2,088,800
Intel Corp.	59,000	1,241,360
International Business Machines Corp. (4)	9,700	1,969,779
ITC Holdings Corp. (4)	15,500	1,255,500
Johnson & Johnson	13,500	997,920
Las Vegas Sands Corp.	24,593	1,358,763
McKesson Corp.	19,205	2,020,942
Mondelez International, Inc.-Class A	59,000	1,639,610
Och-Ziff Capital Management Group, LLC-Class A (4)	127,500	1,262,250
PepsiCo, Inc.	18,000	1,311,300

Pfizer, Inc.	36,500	995,720
PNC Financial Services Group, Inc.	21,000	1,297,800
QUALCOMM, Inc.	39,100	2,581,773
RR Donnelley & Sons Co.	142,000	1,306,400
Ryman Hospitality Properties, Inc.	5,847	233,705
Snap-On, Inc.	8,000	648,160
The Walt Disney Co.	7,400	398,712
The Williams Cos., Inc.	37,500	1,314,375
Thermo Fisher Scientific, Inc.	9,500	685,330
Two Harbors Investment Corp.	108,500	1,347,570
UnitedHealth Group, Inc.	24,000	1,325,040
Validus Holdings, Ltd.	18,000	655,380
Verizon Communications, Inc.	28,500	1,242,885
Walgreen Co.	42,000	1,678,320
Wells Fargo & Co. (4)	35,500	1,236,465
Zoetis, Inc. *	1,757	45,682
		62,924,090

TOTAL COMMON STOCKS (Identified Cost $122,439,064)		129,912,644
	Principal
	Amount

CONVERTIBLE BONDS (0.0%) (1)

Brazil (0.0%) (1)
PDG Realty SA Empreendimentos e Participacoes-Series 8, 17.717%, 9/19/16 (Brazilian Real) (6)	154,733	41,959
TOTAL CONVERTIBLE BONDS (Identified Cost $55,510)		41,959

TOTAL INVESTMENTS (Identified Cost $122,494,574) - (100.1%)		129,954,603

LIABILITIES IN EXCESS OF OTHER ASSETS - (-0.1%)		(151,297)

NET ASSETS (100.0%)		$129,803,306

* Non-income producing security.

(1) Less than 0.05% of Net Assets.

(2) Illiquid security.

(3) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.0% of the Fund's net assets.

(4) All or a portion of the security is available to serve as collateral on the outstanding loans.

(5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees. As of January 31, 2013, securities restricted under Rule 144A had a total value of $1,796,450 which comprised 1.4% of the Fund’s net assets.

(6) Represents a zero-coupon bond. Rate shown reflects the current yield as of the report date.

Common Abbreviations

AB-Aktiebolag is the Swedish equivalent of a corporation.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS-Anonim Sirketi is the Turkish term for joint stock company.

BHD-Malaysian equivalent to incorporated.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PCL-Public Company Limited

PLC-Public Limited Company

REIT-Real Estate Investment Trust

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

Alpine Global Dynamic Dividend Fund

Notes to Schedule of Portfolio Investments

January 31, 2013 (Unaudited)

1. ORGANIZATION:

Alpine Global Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware Statutory Trust on May 11, 2006, and had no operating history prior to July 26, 2006. The Board of Trustees authorized an unlimited number of shares with no par value. The Fund has an investment objective to provide high current dividend income, more than 50% of which qualifies for the reduced federal income tax rates created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund also focuses on long-term growth of capital as a secondary investment objective.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ.

Valuation of Securities: The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations, or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board of Trustees. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black Scholes method. Each other security traded over- the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated below, if the market prices are not readily available or are not reflective of the fair value of the security, as of the close of the regular trading on the NYSE, the security will be priced at a fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Fair Value Measurement: In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities’ own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Alpine Global Dynamic Dividend Fund

Notes to Schedule of Portfolio Investments

January 31, 2013 (Unaudited)

Level 1	-	Quoted prices in active markets for identical investments.

Level 2	-	Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund's investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2013:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total Value
Common Stocks
Australia	$3,587,918	$-	$-	$3,587,918
Brazil	5,102,723	-	-	5,102,723
Canada	3,151,104	-	-	3,151,104
China	-	-	16,150	16,150
France	2,979,989	-	-	2,979,989
Germany	1,010,333	-	-	1,010,333
Hong Kong	2,190,716	-	-	2,190,716
Indonesia	689,707	-	-	689,707
Ireland	3,572,998	-	-	3,572,998
Japan	4,167,828	-	-	4,167,828
Malaysia	617,342	-	-	617,342
Mexico	622,000	-	-	622,000
Netherlands	648,696	-	-	648,696
Norway	3,848,537	-	-	3,848,537
Russia	1,428,810	-	-	1,428,810
Singapore	2,074,660	-	-	2,074,660
South Korea	984,916	-	-	984,916
Sweden	1,545,806	-	-	1,545,806
Switzerland	10,131,189	-	-	10,131,189
Thailand	-	1,044,299	-	1,044,299
Turkey	1,481,791	-	-	1,481,791
United Kingdom	16,091,042	-	-	16,091,042
United States	61,081,958	45,682	1,796,450	62,924,090
Convertible Bonds	-	41,959	-	41,959
Total	$127,010,063	$1,131,940	$1,812,600	$129,954,603

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 and Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of October 31, 2012	$265,041
Accrued discounts / premiums	-
Realized gain (loss)	-

Alpine Global Dynamic Dividend Fund

Notes to Schedule of Portfolio Investments

January 31, 2013 (Unaudited)

Change in unrealized depreciation	(282,441)
Purchases	1,830,000
Sales	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Balance as of January 31, 2013	$1,812,600
Change in net unrealized depreciation on level 3 holdings held at period end	$(282,441)

The following table shows the valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments, as of January 31, 2013:

Asset	Fair Value at 1/31/13	Valuation Technique (s)	Significant Unobservable Input (s)	Range of Values	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:
Common Stock	1,796,450	Discount on last transaction	Haircut	5%	5%	Fair Value would Decrease

The significant unobservable input used in the fair value measurement of common stocks is the liquidity discount. Other market indicators are also considered. Changes in any of those inputs would result in lower or higher fair value measurement.

Federal and Other Income Taxes: It is the Fund’s policy to comply with federal income and excise tax requirements of the internal revenue code of 1986 (the “Code”), as amended applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders, in accordance with the timing requirement imposed by the Code. Therefore, no federal income or state tax provision is recorded. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments. Where available, the Fund will file refund claims for foreign taxes withheld.

As of January 31, 2013 the net unrealized appreciation/depreciation of investments based on federal tax costs was as follows*:

Gross appreciation on investments (excess of value over tax cost)	$13,625,953

Gross depreciation on investments (excess of tax cost over value)	(6,165,924)
Net unrealized appreciation	$7,460,029
Cost of investments for income tax purposes	$122,494,574

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Distributions to Shareholders: The Fund intends to make a level distribution each month to its shareholders of the net investment income of the Fund after payment of Fund operating expenses. The level distribution rate may be modified or eliminated by the Board of Trustees from time to time. If any monthly distribution exceeds the Fund’s monthly estimated investment company taxable income (which term includes net short-term capital gain) and net tax-exempt income, the excess could result in a tax-free return of capital distribution from the Fund’s assets. The determination of a tax-free return of capital is made on an annual basis as further described below. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the accumulated investment company taxable income, net tax-exempt income and net capital gain would first be a tax-free return of capital

Alpine Global Dynamic Dividend Fund

Notes to Schedule of Portfolio Investments

January 31, 2013 (Unaudited)

to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign Currency Translation Transactions: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant translation gains and losses recorded in the Statements of Operations:

i)	market value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii)	purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

Risk Associated with Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Forward Currency Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward contract is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Fund did not hold any forward currency contracts as of January 31, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 28, 2013

By:	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	March 28, 2013

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.